AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF
Schedule of Investments
January 31, 2024 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Communication Services — 2.5%
47,287	Interpublic Group of Companies, Inc.	$1,559,998
46,140	Nexstar Media Group, Inc.	8,199,539
		9,759,537
	Consumer Discretionary — 4.5%
160,319	MDC Holdings, Inc.	10,032,763
31,352	Penske Automotive Group, Inc.	4,651,696
24,682	Texas Roadhouse, Inc.	3,103,021
		17,787,480
	Consumer Staples — 7.4%
216,791	Conagra Brands, Inc.	6,319,458
98,785	Inter Parfums, Inc.	13,745,933
50,050	Lancaster Colony Corporation	9,198,189
		29,263,580
	Energy — 3.3%
257,201	Plains GP Holdings LP - Class A	4,161,512
87,407	Targa Resources Corporation	7,426,099
60,299	World Kinect Corporation	1,360,948
		12,948,559
	Financials — 17.5%
70,876	American Financial Group, Inc.	8,533,470
28,398	Cboe Global Markets, Inc.	5,220,972
71,867	Evercore, Inc. - Class A	12,341,720
256,284	First Financial Bancorp	5,745,887
210,793	First Interstate BancSystem, Inc. - Class A	5,801,023
126,251	Hartford Financial Services Group, Inc.	10,978,787
346,287	Home BancShares, Inc.	8,116,967
193,279	Huntington Bancshares, Inc.	2,460,442
92,809	Regions Financial Corporation	1,732,744
250,100	Victory Capital Holdings, Inc. - Class A	8,435,873
		69,367,885
	Health Care — 6.9%
389,482	Perrigo Company plc	12,494,583
97,805	Quest Diagnostics, Inc.	12,561,096
23,053	US Physical Therapy, Inc.	2,126,870
		27,182,549
	Industrials — 27.5% (a)
149,785	Booz Allen Hamilton Holding Corporation	21,085,235
91,585	Broadridge Financial Solutions, Inc.	18,701,657
200,649	CSG Systems International, Inc.	10,094,651
50,133	Hubbell, Inc.	16,823,131
97,068	Insperity, Inc.	11,132,729
58,194	Snap-on, Inc.	16,872,186
36,228	Watsco, Inc.	14,164,423
		108,874,012
	Information Technology — 8.3%
177,710	Amdocs, Ltd.	16,292,453
176,353	Avnet, Inc.	7,988,791
101,298	NetApp, Inc.	8,833,186
		33,114,430
	Materials — 9.3%
48,079	Avery Dennison Corporation	9,589,357
149,348	Avient Corporation	5,407,891
62,564	Packaging Corporation of America	10,378,116
72,233	RPM International, Inc.	7,704,372
65,331	Sonoco Products Company	3,717,334
		36,797,070
	Real Estate — 5.8%
162,988	Agree Realty Corporation	9,715,715
74,834	Equity LifeStyle Properties, Inc.	5,065,514
138,488	Terreno Realty Corporation	8,271,888
		23,053,117
	Utilities — 6.8%
154,123	Alliant Energy Corporation	7,499,625
67,503	Atmos Energy Corporation	7,691,292
460,612	NiSource, Inc.	11,962,094
		27,153,011
	TOTAL COMMON STOCKS (Cost $367,213,678)	395,301,230

	SHORT-TERM INVESTMENTS — 0.3%
Par Value	U.S. TREASURY BILLS — 0.3% Effective Yield Maturity
$376,000	United States Treasury Bill (b) 5.23% 3/21/2024	373,311
177,000	United States Treasury Bill (b) 5.18% 3/28/2024	175,554
405,000	United States Treasury Bill (b) 5.26% 4/18/2024	400,504
480,000	United States Treasury Bill (b) 5.25% 4/25/2024	474,185
		1,423,554
	TOTAL U.S. TREASURY BILLS (Cost $1,423,700)	1,423,554

	TOTAL INVESTMENTS (Cost $368,637,378) — 100.1%	396,724,784
	Liabilities in Excess of Other Assets — (0.1)%	(557,354)
	NET ASSETS — 100.0%	$396,167,430

Percentages are stated as a percent of net assets.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

(a) To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b) Zero Coupon bond.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Common Stocks	$395,301,230	$–	$–	$395,301,230
Short-Term Investments	–	1,423,554	–	1,423,554
Total Investments in Securities	$395,301,230	$1,423,554	$–	$396,724,784

(a) See Schedule of Investments for further disaggregation of investment categories.

For the period ended January 31, 2024, the Fund did not recognize any transfers to or from Level 3.